Cover	6 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NioCorp Developments Ltd.
Entity Central Index Key	0001512228
Entity Tax Identification Number	98-1262185
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7000 South Yosemite Street
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	334-7066
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, Address Line Two	Floor 42
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System